Capital Stock - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Stock-Based Compensation Expense [Line Items]
Total	$ 1,977,186	$ 2,061,810	$ 4,813,049
Common share awards [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total	834,399	1,796,179	3,455,680
Stock option awards [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total	$ 1,142,787	$ 265,631	$ 1,357,369